Other accounts payable	12 Months Ended
Dec. 31, 2018
Sociedads Minera Cerro Verde Saa [Member]
Disclosure of other accounts payable [Text Block]
9.	Other accounts payable

This item is made up as follows:

	December 31, 2018	December 31, 2017
	US$(000)	US$(000)

Current
Mining royalties, interests and penalties 2006-Sept. 2011 (a)	97,263	36,113
Other	3,991	4,069

Total current	101,254	40,182

Non-current
Mining royalties, interests and penalties 2009-Sept. 2011 (b)	215,070	33,424

Total other accounts payable	316,324	73,606

(a)
As of December 31, 2018, represents the current portion of the monthly payments of the new installment programs approved by SUNAT which the Company will start paying in second-quarter 2019, related to disputed mining royalties for the period January 2009 through September 2011 of US$23.8 million and interest, deferral interest and penalties of US$41.4 million. The current amount also includes the remaining monthly payments of the installment program approved by SUNAT related to disputed mining royalties for the years 2006 to 2008 of US$13.2 million and interest and penalties of US$18.9 million (see Note 13(d)).

(b)
As of December 31, 2018, represents the non-current portion of the monthly payments of the new installment programs related to disputed mining royalties for the period January 2009 through September 2011 of US$85.5 million and interest and penalties of US$129.6 million (see Note 13(d)).